2. BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Basis Of Preparation And Presentation Of Consolidated Financial Statements Tables
New standards adopted and standards issued but not yet in force
	New Standards	Mandatory application for years beginning on :
Amendment to IAS 7 -	Statement of Cash Flows	January 1, 2017
Amendment to IAS 12 -	Recognition of Deferred Tax Assets for Unrealized Losses.	January 1, 2017
Amendment to IFRS 12 -	Annual Improvements Cycle 2014-2016.	January 1, 2017

New Standards		Mandatory application for years beginning on:
IFRS 9	Financial Instruments: Classification and Measurement	January 1, 2018
IFRS 15	Revenue from Contracts with Customers	January 1, 2018
IFRS 16	Leases	January 1, 2019
IFRS 17	Insurance Contracts	January 1, 2021
New Interpretations		Mandatory application for years beginning on:
IFRIC 22	Foreign Currency Transactions and Advance Consideration	January 1, 2018
IFRIC 23	Uncertainty Over Income Tax Treatments	January 1, 2019
Amendments to IFRS		Mandatory application for years beginning on:
IFRS 2	Share-based Payment: Clarifies the accounting for certain types of share-based payment transactions	January 1, 2018
IAS 40	Transfer of Investment Property	January 1, 2018
IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
IFRS 15	Revenue from Contracts with Customers	January 1, 2018
IFRS 10 and IAS 28	Sale and Contribution of Assets	To be determined

Details of subsidiaries
		Ownership percentage
		As of December 31, 2017			As of December 31, 2016
Tax ID No.	Company	Direct	Indirect	Total	Total
85.037.900-9	Comercial Peumo Ltda.	—	100.0000%	100.0000%	100.0000%
84.712.500-4	Bodegas y Viñedos Quinta de Maipo SpA	54.3236%	45.6764%	100.0000%	100.0000%
82.117.400-7	Soc. Export.y Com. Viña Maipo SpA	—	100.0000%	100.0000%	100.0000%
85.687.300-5	Transportes Viconto Ltda.	—	100.0000%	100.0000%	100.0000%
86.326.300-K	Viña Cono Sur S.A.	—	100.0000%	100.0000%	100.0000%
0-E	Trivento Bodegas y Viñedos S.A.	—	100.0000%	100.0000%	100.0000%
0-E	Concha y Toro UK Limited	99.000%	1.0000%	100.0000%	100.0000%
0-E	Cono Sur Europe Limited	—	100.0000%	100.0000%	100.0000%
96.585.740-0	Soc. Export. y Com. Viña Canepa S.A.	—	100.0000%	100.0000%	100.0000%
96.921.850-K	Inversiones Concha y Toro SpA	100.0000%	—	100.0000%	100.0000%
99.513.110-2	Inversiones VCT Internacional SpA	35.990%	64.0100%	100.0000%	100.0000%
0-E	Finca Lunlunta S.A.	—	100.0000%	100.0000%	100.0000%
76.898.350-K	Viña Maycas del Limarí Limitada	—	100.0000%	100.0000%	100.0000%
0-E	Finca Austral S.A.	—	100.0000%	100.0000%	100.0000%
0-E	VCT Brasil Importación y Exportación Ltda.	—	100.0000%	100.0000%	100.0000%
0-E	Concha y Toro Sweden AB	—	100.0000%	100.0000%	100.0000%
0-E	Concha y Toro Finland OY	—	100.0000%	100.0000%	100.0000%
0-E	Concha y Toro Norway AS	—	100.0000%	100.0000%	100.0000%
76.048.605-1	Viñedos Los Robles SpA	—	100.0000%	100.0000%	100.0000%
0-E	VCT Group Of Wineries Asia Pte. Ltd.	—	100.0000%	100.0000%	100.0000%
0-E	VCT USA, Inc.	100.0000%	—	100.0000%	100.0000%
0-E	Fetzer Vineyards, Inc.	—	100.0000%	100.0000%	100.0000%
0-E	Eagle Peak Estates, LLC	—	100.0000%	100.0000%	100.0000%
0-E	VCT Mexico, S. de R.L. de C.V.	—	100.0000%	100.0000%	100.0000%
0-E	VCT & DG Mexico, S.A. de C.V.	—	51.0000%	51.0000%	51.0000%
0-E	Concha y Toro Canadá Limited	—	100.0000%	100.0000%	100.0000%
76.273.678-0	Viña Cono Sur Orgánico SpA.	—	100.0000%	100.0000%	100.0000%
0-E	VCT África & Middle East Proprietary Ltd.	—	100.0000%	100.0000%	100.0000%
0-E	Gan Lu Wine Trading (Shanghai) Co. Limited	—	100.0000%	100.0000%	100.0000%
0-E	VCT Norway AS	—	100.0000%	100.0000%	100.0000%
0-E	Cono Sur France S.A.R.L	—	100.0000%	100.0000%	100.0000%
0-E	VCT Wine Retail Participacoes Ltda.	—	100.0000%	100.0000%	100.0000%
76.783.225-7	Inmobiliaria El Llano SpA	100.0000%	—	100.0000%	0.0000%
99.527.300-4	Southern Brewing Company S. A. (*)	77.0000%	—	77.0000%	49.0000%
(*): See Note 11.1Disclosures on Investments in Subsidiaries, letter iii.

Foreign currency at each year-end
Foreign currency	Abbreviation	As of December 31, 2017	As of December 31, 2016
Unidad de Fomento (*)	UF	26,798.14	26,347.98
United States Dollar	USD	614.75	669.47
Pound Sterling	GBP	832.09	826.10
Euro	EUR	739.15	705.60
Swiss Franc	CHF	631.16	657.83
Australian Dollar	AUD	480.31	483.44
Canadian Dollar	CAD	491.05	498.38
Singapore Dollar	SGD	460.11	462.56
Brazilian Real	BRL	185.64	205.82
Argentine Peso	ARS	33.11	42.28
Danish Crown	DKK	99.31	94.93
Norwegian Crown	NOK	75.21	77.64
Chinese Yuan	CNY	94.40	96.13
Swedish Crown	SEK	75.20	73.66
Hong Kong Dollar	HKD	78.69	86.34
South African Rand	ZAR	49.78	48.85
Mexican Peso	MXN	31.28	32.46
Yen	JPY	5.46	5.73

(*) Adjustment unit corresponds to “Unidad de Fomento” (UF) which is a Chilean inflation-indexed, peso-denominated monetary unit. The UF rate is set daily in advance based in changes in the previous month’s inflation rate.

Identification of classes of intangible assets with finite and indefinite useful lives
Description of class of the Intangible Class	Useful life definition
Domains rights	Finite
Industrial brands rights (acquired)	Indefinite
Licenses, industrial brand rights, registered abroad and locally	Finite
Water rights	Indefinite
Easement Rights	Indefinite
IT software	Finite

Minimum and maximum useful lives for amortization of intangible assets
Useful life per class of intangible asset	Minimum	Maximum
Licenses, trademark rights	5	15
IT software	3	8
Domains rights	3	10

Useful lives of assets
Asset	Useful life
Buildings	10 to 40
Plant and equipment	3 to 20
IT equipment	3 to 7
Fixed installations and accessories (*)	5 to 30
Vehicles	6
Improvement in leased properties, equipment and others	5 to 19
Other property, plant and equipment	3 to 20

(*) Includes the barrels used for the enological process on which a decreasing depreciation is applied throughout their useful life.

Useful life
Plantations	20 to 30